August 10, 1999



VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549

Re:      Transamerica Life Insurance and Annuity Company and
            Transamerica Life Separate Account VA-1 (File No. 33-10914)

Dear Commissioner:

On behalf of Transamerica Life Insurance and Annuity Company and Transamerica Life Separate Account VA-1 ("separate account"), incorporated by reference is the semi-annual report of the underlying fund, American Funds' American Variable Insurance Series for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act").

         Filer:              American Legacy I and II
         File #:             811-03857
         Accession #:        729528-99-13
         CIK #:              729528
         Filing Date:        August 10, 1999

         Filer:              American Legacy III
         File #:             811-03857
         Accession #:        719608-99-11
         CIK #:              719608
         Filing Date:        August 10, 1999

This annual report is for the period ending June 30, 1999, and has been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,

/s/Susan Vivino


Susan Vivino
Paralegal

cc:      R. Fink